UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [X]; Amendment Number:     1
                                              -----------
     This Amendment (Check only one.):     [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sansar Capital Management, L.L.C.*
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Address:       16 Raffles Quay #40-02A
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               Hong Leong Building
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               Singapore 04581
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Form 13F File Number:    28-11727
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard B. Astorga
               -------------------------------------
Title:         Chief Operating Officer / CFO / CCO
               -------------------------------------
Phone:         (+65) 6372-7615
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Signature, Place, and Date of Signing:

/s/ Richard B. Astorga          Singapore        January 26, 2012
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* Effective as of January 31, 2011 Sansar Capital Asia Pte. Ltd. and Sansar
Capital Management, L.L.C. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):
[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report,
and
 all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ----------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $8,809
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                 SANSAR CAPITAL MANAGEMENT, L.L.C.
                                        FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2011

                              TITLE OF             VALUE       SHARES/   SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP      X($1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
----------------------------  --------  ---------  --------  ----------  ---  ----  --------  ---------    ---------  ------  ----
CHINA INFORMATION TECHNOLOGY  COM       16950L109   2,976     3,234,652  SH         SOLE                   3,234,652
CHINANET ONLINE HLDGS INC     COM       16949H102   1,884     1,697,473  SH         SOLE                   1,697,473
MEDQUIST HLDGS INC            COM       58506K102   1,774       234,639  SH         SOLE                     234,639
SKYPEOPLE FRUIT JUICE INC     COM NEW   83086T208   2,175     1,188,450  SH         SOLE                   1,188,450